Investment Strategy - Obra Defensive High Yield ETF	Dec. 17, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index.  The Fund intends to achieve its investment objective by investing primarily in high yield corporate bonds (or “junk bonds”).
The Advisor uses a bottom-up, value-driven process to select securities for the Fund’s portfolio.  The Advisor starts with larger companies (typically companies with $50 million or more in cash flow) within the higher rated portion (rated B3/B or better) of the high yield bond market.  The Advisor assesses the potential for improving or deteriorating credit situations for these companies using a proprietary rating system to quantify credit risk through default risk and loan recovery rankings, the Advisor assigns a KDP Default Risk Rating (“DRR”), which is a proprietary risk rating assigned by the Advisor, to each company.  The Advisor also reviews other credit considerations for the companies including: the quality of cash flow and competitive positions; critical covenants including restricted payments, anti-layering, leverage, merger, and consolidation tests; and other key factors regarding the company such as management, financial flexibility, asset valuation, coverage of debt, accounting, and industry exposure.  To review these factors, the Advisor reviews a company’s and its competitors’ audited financial statements, company and competitors’ investor calls and presentations, the bond indenture language and bank credit agreement, and external company research and industry reports. The Advisor will purchase a security when it meets the criteria listed above and the Advisor determines that the security has an expected return that is higher for the assessed risk relative to other securities with lower expected returns for their assessed risk.  The Advisor will sell a security when it no longer meets the criteria and/or the Advisor deems the relative value of the security to no longer be attractive.
Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in U.S. dollar denominated, high yield corporate bonds.  High yield corporate bonds are rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB- by Standard & Poor’s Corporation (“S&P”).  Bond obligations rated Baa by Moody’s are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics. Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. The Fund may invest up to 10% of its net assets in government securities or corporate bonds that are rated Baa3 or above by Moody’s or BBB- or above by S&P.

The securities selected for the Fund’s portfolio will have a DRR. The DRR is intended to measure the probability that the issuer will default on its obligations over a five-year period. The DRR is determined by evaluating the issuer’s potential for generating cash flow, its financial strength and overall liquidity, the strength of its products and business plan, and the prospects for overall growth of the industry in which the company operates. To evaluate these factors, the Advisor reviews a company’s audited financial statements, company and competitors’ investor calls and presentations, the bond indenture language and bank credit agreement, and external company research and industry reports. The securities in the Fund’s portfolio will generally have a DRR of 3/5 or better (equivalent to B3 or better by Moody’s or B- or better by S&P) at the time of purchase.  However, the Advisor may select securities that do not have a DRR provided that the company’s leverage, interest coverage, cash flow, and debt maturity schedule derived from audited financial statements and presentations are well within the range of metrics that would, in the Advisor’s judgement, meet the criteria of a credit typically assigned a KDP Default Risk Ranking of 3/5 or better and a formal DRR is assigned within six months.  The Fund may invest up to 10% of its net assets in unrated securities or securities rated Caa1 or below by Moody’s or CCC+ or below by S&P if the equivalent ratings derived from the DRRs are at least B3 by Moody’s or B- by S&P.  The Fund may continue to hold securities that have been downgraded to ratings or equivalent ratings that would make them ineligible for purchase.
The Fund’s portfolio will maintain a weighted average rating of at least B2 by Moody’s or B by S&P.  The investments in any one issuer are not expected to exceed 1.5% of the Fund’s assets at the time of purchase.  The Advisor does not expect the holdings of any one industry, as determined by the ICE BofA HY Index industry classifications, to exceed 15% of the Fund’s total assets as determined at the time of purchase.
The Fund may engage in frequent trading of its securities in order to take advantage of new investment opportunities or relative value. The Fund may be more heavily involved in frequent trading during periods of market volatility in order to attempt to generate gains, preserve gains, or limit losses.